Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Income from continuing operations for calculating basic and diluted earnings per share	$ 25,518	$ 23,127	$ 15,654	$ 20,180	$ 27,612	$ 19,578	$ 16,297	$ 17,375	$ 84,479	$ 80,862	$ 70,137
Income (loss) from discontinued operations	(740)	14	9	84	(3)	(689)	52	137	(633)	(503)	7,645
Net income	$ 24,778	$ 23,141	$ 15,663	$ 20,264	$ 27,609	$ 18,889	$ 16,349	$ 17,512	$ 83,846	$ 80,359	$ 77,782
Weighted-average common shares for calculating basic earnings per share									29,079	28,912	30,706
Stock options, warrants and nonvested awards									495	801	792
Weighted-average common shares for calculating diluted earnings per share	29,393	29,353	29,603	29,955	29,666	29,430	29,404	30,353	29,574	29,713	31,498
Income from continuing operations (basic) (in dollars per share)									$ 2.91	$ 2.80	$ 2.29
Income (loss) from discontinued operations (basic) (in dollars per share)									$ (0.02)	$ (0.02)	$ 0.24
Net income per basic share (in dollars per share)									$ 2.89	$ 2.78	$ 2.53
Income from continuing operations (diluted) (in dollars per share)	$ 0.87	$ 0.79	$ 0.53	$ 0.68	$ 0.93	$ 0.67	$ 0.56	$ 0.57	$ 2.86	$ 2.72	$ 2.23
Income (loss) from discontinued operations (diluted) (in dollars per share)	$ (0.03)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.03)	$ 0.00	$ 0.01	$ (0.02)	$ (0.02)	$ 0.24
Net income per diluted share (in dollars per share)	$ 0.84	$ 0.79	$ 0.53	$ 0.68	$ 0.93	$ 0.64	$ 0.56	$ 0.58	$ 2.84	$ 2.70	$ 2.47